Putnam Asia Pacific Equity Fund
Fund summary
Goal
Putnam Asia Pacific Equity Fund seeks long-term capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Asia Pacific Equity Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Asia Pacific Equity Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		2.60%	3.35%	3.35%	3.10%	2.85%	2.35%
Expense reimbursement	[2]	(0.99%)	(0.99%)	(0.99%)	(0.99%)	(0.99%)	(0.99%)
Total annual fund operating expenses after expense reimbursement		1.61%	2.36%	2.36%	2.11%	1.86%	1.36%
[1]	Management fees are subject to a performance adjustment.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/14. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Asia Pacific Equity Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	729	739	339	557	189	138
3 years	1,248	1,238	938	1,184	790	639
5 years	1,792	1,861	1,661	1,835	1,416	1,166
10 years	3,271	3,402	3,573	3,575	3,105	2,610

Expense Example, No Redemption Putnam Asia Pacific Equity Fund (USD $)	Class B	Class C
1 year	239	239
3 years	938	938
5 years	1,661	1,661
10 years	3,402	3,573

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 117%.
Investments
We invest mainly in equity securities (growth or value stocks or both) of Asian or Pacific Basin companies of any size that we believe have favorable investment potential. We may invest in both developed countries and emerging markets, although under normal circumstances we focus on emerging markets. This means that we invest primarily in equity securities of Asian or Pacific Basin companies other than Japanese, Australian or New Zealand companies, although we may invest in companies in those countries.

We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Investments in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/13	-6.45%
Best calendar quarter Q1 2012	15.91%
Worst calendar quarter Q3 2011	-29.97%

Average annual total returns after sales charges (for periods ending 12/31/12)
Average Annual Total Returns Putnam Asia Pacific Equity Fund	1 year	Since inception	Inception Date
Class A	17.24%	5.66%	Jun. 12, 2009
Class A after taxes on distributions	17.37%	4.14%	Jun. 12, 2009
Class A after taxes on distributions and sale of fund shares	11.40%	4.28%	Jun. 12, 2009
Class B	18.51%	5.90%	Jun. 12, 2009
Class C	22.44%	6.62%	Jun. 12, 2009
Class M	19.40%	5.82%	Jun. 12, 2009
Class R	24.13%	7.16%	Jun. 12, 2009
Class Y	24.83%	7.70%	Jun. 12, 2009
MSCI All Country Asia ex-Japan Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	22.36%	12.01%	Jun. 12, 2009

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.